SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 164,304	$ 144,958	$ 126,380
Expenses	143,578	125,831	109,972
Segment operating income (loss)	20,726	19,127	16,408
Depreciation and amortization	8,594	8,380	7,463
Software Services [Member]
Segment Reporting Information [Line Items]
Total revenues	69,861	67,453	65,410
Expenses	54,464	53,164	50,497
Segment operating income (loss)	15,397	14,289	14,913
Depreciation and amortization	6,065	5,917	5,937
IT Professional Services [Member]
Segment Reporting Information [Line Items]
Total revenues	94,443	77,505	60,970
Expenses	84,873	68,846	55,456
Segment operating income (loss)	9,570	8,659	5,514
Depreciation and amortization	2,263	2,210	1,182
Unallocated Expense [Member]
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Expenses	4,241	3,821	4,019
Segment operating income (loss)	(4,241)	(3,821)	(4,019)
Depreciation and amortization	$ 266	$ 253	$ 344